CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents(excluding bank overdrafts)	$ 54,017	$ 44,507
Financial assets at fair value at fair value through profit	39	249
Trade receivables	81,982	103,564
Other receivables	2,397	2,648
Contract assets	12,450	11,381
Due from related parties	11,018	13,965
Inventories	130,608	128,797
Prepayments	3,341	2,526
Other current assets	3,673	4,366
Current assets	299,525	312,003
Non-current assets
Financial assets at fair value through other comprehensive income	1,553	2,929
Property, plant and equipment	50,713	54,419
Right of use assets	3,432	3,393
Investment properties	5,250	5,809
Intangible assets	139	129
Investments in associates	805	835
Deferred tax assets	7,143	7,241
Other non-current assets	2,459	2,670
Total non-current assets	71,494	77,425
Total assets	371,019	389,428
Current liabilities
Interest-bearing loans and borrowings	45,576	62,083
Trade and other payables	39,891	44,784
Due to related parties	16,613	11,865
Financial liabilities at fair value through profit or loss	6	0
Accruals	21,218	23,374
Current tax liabilities	2,432	3,394
Employee benefit liabilities	1,947	1,987
Lease liabilities	627	571
Other current liabilities	5,289	14,135
Total current liabilities	133,599	162,193
Non-current liabilities
Interest-bearing loans and borrowings	12,155	3,304
Employee benefit liabilities	7,693	8,593
Lease liabilities	1,947	1,916
Deferred tax liabilities	4,197	4,105
Total non-current liabilities	25,992	17,918
Total liabilities	159,591	180,111
Equity
Issued capital	206	138
Additional paid-in capital	118,103	110,249
Treasury shares	(38)	(38)
Retained earnings	54,064	50,190
Other components of equity	(20,740)	(13,039)
Equity holders of the parent	151,595	147,500
Non-controlling interests	59,833	61,817
Equity	211,428	209,317
Total liabilities and equity	$ 371,019	$ 389,428